COST OF SALES AND SERVICES - Schedule of cost of sales and service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost Of Revenue And Service Abstract
Salaries and related expenses	$ 2,861	$ 3,556	$ 6,764
Materials and models	2,276	707	1,516
Depriciation	34	21	56
Chip Development tools and Subcontractors	767	214	507
Total cost of sales and services	$ 5,938	$ 4,498	$ 8,843